Equity Investments	12 Months Ended
Dec. 31, 2011
Equity Investments
NOTE 11	Equity Investments

The Company has an equity investment with Promocíón y Operación, S.A. de C.V. and records its 49% ownership using the equity method of accounting. The operation, TSYS de México, prints statements and provides card-issuing support services to the equity investment clients and others.

The Company has an equity investment with China UnionPay Co., Ltd.(CUP) and records its 44.56% ownership using the equity method of accounting. CUP is sanctioned by the People’s Bank of China, China’s central bank, and has become one of the world’s largest and fastest-growing payments networks. CUP Data currently provides transaction processing, disaster recovery and other services for banks and bankcard issuers in China.

TSYS’ equity investments are recorded initially at cost and subsequently adjusted for equity in earnings, cash contributions and distributions, and foreign currency translation adjustments. TSYS believes the carrying value approximates the underlying assets of the equity investments.

TSYS’ equity in income of equity investments (net of tax) for the years ended December 31, 2011, 2010 and 2009 was $8.7 million, $7.1 million and $7.0 million, respectively.

A summary of TSYS’ equity investments at December 31 is as follows:

(in thousands)	2011	2010
CUP Data	$76,110	70,479
TSYS de México	6,814	6,648

Total	$82,924	77,127